GEOGRAPHIC INFORMATION (Details)	12 Months Ended
Dec. 31, 2021 segment
Revenues from External Customers and Long-Lived Assets and Sales in the United States [Line Items]
Reportable segment	1
Geographic Concentration Risk | Sales Revenue, Net [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets and Sales in the United States [Line Items]
Concentration Risk, Percentage	42.00%